Commitments and Contingencies - Additional Information (Detail) - USD ($)			4 Months Ended	12 Months Ended
	Oct. 06, 2014	Aug. 29, 2014	Dec. 31, 2014	Dec. 31, 2014
Loss Contingencies [Line Items]
Rent expense			$ 27,000
Commitment to provide charitable contribution			$ 285,000	$ 285,000
Commitment to provide charitable contribution, description			The Company is obligated to make a charitable gift of $285,000 to the Leukemia and Lymphoma Society in connection with the Michigan agreement described in Note 7 to be paid in three equal parts the first part due in January 2015, the second part due in January 2016 and the final part due in January 2017. The full amount of the charitable gift has been accrued as of December 31, 2014.
MASSACHUSETTS | Monthly
Loss Contingencies [Line Items]
Rent expense	$ 5,000
Araxes Pharma LLC
Loss Contingencies [Line Items]
Rent expense			$ 15,000
Percentage of rent escalation		3.00%
Sublease expiration date				Aug. 30, 2016
Araxes Pharma LLC | Monthly
Loss Contingencies [Line Items]
Rent expense		$ 5,000		$ 5,000